Employee Benefit Plans (Net Periodic Benefit Cost) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	$ (2,577)	$ (2,482)
Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	30	41
Interest cost	111	80
Expected return on plan assets	(161)	(144)
Current year amortization of: Actuarial losses	1	8
Regulatory assets (liability)	6	21
Settlement, curtailments	2	2
Net Periodic Benefit Cost, Total	(11)	8
Non-pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	4
Interest cost	13	9
Expected return on plan assets	(2)	0
Current year amortization of: Actuarial losses	(3)	0
Regulatory assets (liability)	(2)	2
Settlement, curtailments	0	0
Net Periodic Benefit Cost, Total	$ 9	$ 15